Convertible Preferences Shares	12 Months Ended
Mar. 31, 2016
Convertible Preferences Shares
Convertible Preferences Shares

22.   Convertible Preferences Shares

As part of the arrangement for the repurchase of ordinary shares from Yahoo in 2012, the Company issued convertible preference shares ("Convertible Preference Shares") to Yahoo with a liquidation preference of US$1.7 billion (RMB10.7 billion) (the "Convertible Preference Shares"), net of issuance cost of RMB157 million.

The Convertible Preference Shares were redeemable at an amount equal to their liquidation preference plus accrued and unpaid dividends at the Company's option at any time subsequent to the first anniversary of the issue date if certain conditions were met, and were mandatorily redeemable on the fifth anniversary of the issue date unless previously redeemed. The holders of the Convertible Preference Shares were entitled to semi-annual dividends at a pre-determined rate until such shares were redeemed. Such dividend rate shall be 2.0% per annum prior to the second anniversary of the issuance date, 5.0% per annum commencing on the second anniversary of the issuance date until the mandatory redemption date, and 8.0% per annum thereafter until the Convertible Preference Shares were redeemed or converted into ordinary shares. The Convertible Preference Shares were convertible at the holder's option at any time at an initial conversion price of US$18.50 per share subject to certain adjustments, and shall be mandatorily converted concurrently with the closing of a qualified IPO as defined in the Convertible Preference Share purchase agreement. The holders of such shares had no voting rights. The Convertible Preference Shares were classified in the mezzanine section between liabilities and equity on the consolidated balance sheets due to their mandatory redemption provision. Costs incurred in connection with the issuance of the Convertible Preference Shares were recorded as a reduction of the related proceeds received, and the related accretion was charged against additional paid-in capital over the period from the issuance date until the mandatory redemption date of such shares. The Convertible Preference Shares were converted into ordinary shares of the Company upon the closing of the Company's initial public offering in September 2014 (Note 4(a)).